UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00204

                   ALLIANCEBERNSTEIN MID-CAP GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005  (unaudited)

Company                                                                    Shares         U.S. $ Value
COMMON STOCKS-99.3%
Technology-48.1%
Communication Equipment-9.6%
Corning, Inc.(a)                                                        1,375,360        $  18,911,200
JDS Uniphase Corp.(a)*                                                  9,976,930           14,765,856
Juniper Networks, Inc.(a)                                               1,570,527           35,478,205
                                                                                         --------------
                                                                                            69,155,261
                                                                                         --------------
Communication Services-3.1%
Level 3 Communications, Inc.(a)*                                       12,437,980           22,512,744
                                                                                         --------------
Computer Peripherals-4.1%
Network Appliance, Inc.(a)                                              1,115,735           29,712,023
                                                                                         --------------
Computer Software-4.0%
NAVTEQ(a)                                                                 238,710            8,693,818
PalmOne, Inc.(a)*                                                         941,340           20,172,916
                                                                                         --------------
                                                                                            28,866,734
                                                                                         --------------
Internet Infrastructure-3.5%
Akamai Technologies, Inc.(a)*                                             801,200            9,462,172
VeriSign, Inc.(a)*                                                        585,630           15,495,770
                                                                                         --------------
                                                                                            24,957,942
                                                                                         --------------
Internet Media-3.8%
RealNetworks, Inc.(a)*                                                  4,393,030           27,061,065
                                                                                         --------------
Semi-Conductor Capital Equipment-6.4%
KLA-Tencor Corp.*                                                         808,337           31,541,310
Novellus Systems, Inc.(a)                                                 609,980           14,291,831
                                                                                         --------------
                                                                                            45,833,141
                                                                                         --------------
Semi-Conductor Components-12.1%
Advanced Micro Devices, Inc.(a)*                                          718,560           10,225,109
Broadcom Corp. Cl.A(a)                                                  1,180,990           35,323,411
PMC-Sierra, Inc.(a)                                                     1,816,340           14,639,700
Silicon Laboratories, Inc.(a)*                                          1,050,007           26,670,178
                                                                                         --------------
                                                                                            86,858,398
                                                                                         --------------
Miscellaneous-1.5%
Itron, Inc.(a)                                                            302,870           10,924,521
                                                                                         --------------
                                                                                           345,881,829
                                                                                         --------------
Consumer Services-27.2%
Advertising-1.5%
Audible, Inc.(a)                                                          848,110           10,872,770
                                                                                         --------------
Broadcasting & Cable-3.1%
XM Satellite Radio Holdings, Inc. Cl.A(a)*                                801,145           22,223,762
                                                                                         --------------
Entertainment & Leisure-3.3%
Wynn Resorts, Ltd.(a)*                                                    450,220           23,834,647
                                                                                         --------------

Retail - General Merchandise-4.9%
Amazon.com, Inc.(a)*                                                    1,093,600           35,388,896
                                                                                         --------------
Miscellaneous-14.4%
Apollo Group, Inc. Cl.A(a)*                                               445,850           32,154,702
CNET Networks, Inc.(a)*                                                 3,536,760           35,066,976
HomeStore, Inc.(a)                                                      4,115,950            8,067,262
Shanda Interactive Entertainment, Ltd. (Cayman Islands)(ADR)(a)*          429,900           13,829,883
SINA Corp. (Cayman Islands)(a)*                                           510,270           14,017,117
                                                                                         --------------
                                                                                           103,135,940
                                                                                         --------------
                                                                                           195,456,015
                                                                                         --------------
Health Care-16.7%
Biotechnology-10.3%
Affymetrix, Inc.(a)*                                                      622,605           28,708,317
Applera Corp.-Applied Biosystems Group                                  1,096,405           23,243,786
Applera Corp.-Celera Genomics Group(a)                                  1,577,840           14,516,128
Compugen, Ltd. (Israel)(a)                                              1,715,350            6,381,102
Protein Design Labs, Inc.(a)                                               42,600              761,688
                                                                                         --------------
                                                                                            73,611,021
                                                                                         --------------
Medical Products-3.6%
Cerus Corp.(a)                                                          1,785,798            6,446,552
Given Imaging, Ltd. (Israel)(a)*                                          330,650            8,848,194
Kinetic Concepts, Inc.(a)                                                 175,800           10,802,910
                                                                                         --------------
                                                                                            26,097,656
                                                                                         --------------
Medical Services-2.8%
Cepheid, Inc.(a)                                                        2,236,120           20,035,635
                                                                                         --------------
                                                                                           119,744,312
                                                                                         --------------
Finance-4.2%
Brokerage & Money Management-4.2%
Ameritrade Holding Corp.(a)                                             1,805,000           18,916,400
Calamos Asset Management, Inc. Cl.A                                       472,120           10,995,675
                                                                                         --------------
                                                                                            29,912,075
                                                                                         --------------
Consumer Manufacturing-1.5%
Building & Related-1.5%
D.R. Horton, Inc.                                                         363,699           11,092,819
                                                                                         --------------
Consumer Staples-1.1%
Retail - Food & Drug-1.1%
Whole Foods Market, Inc.                                                   80,240            8,001,533
                                                                                         --------------
Energy-0.5%
Oil Service-0.5%
FMC Technologies, Inc.(a)                                                 119,410            3,621,705
                                                                                         --------------
Total Common Stocks
(cost $674,850,518)                                                                        713,710,288
                                                                                         --------------

                                                                        Principal
                                                                           Amount
                                                                            (000)
SHORT-TERM INVESTMENT-0.5%
Time Deposit-0.5%
State Street Euro Dollar
2.10%, 5/02/05
(cost $3,445,000)                                                      $    3,445        $   3,445,000
                                                                                         --------------
Total Investments Before Security Lending
Collateral -99.8%
(cost $678,295,518)                                                                        717,155,288
                                                                                         --------------

                                                                           Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-24.4%
Short-Term Investment
UBS Private Money Market Fund, LLC, 2.81%
(cost $175,350,322)                                                   175,350,322          175,350,322
                                                                                         --------------
Total Investments-124.2%
(cost $853,645,840)                                                                        892,505,610
Other assets less liabilities-(24.2%)                                                     (174,128,122)
                                                                                         --------------
Net Assets-100%                                                                          $ 718,377,488
                                                                                         --------------

*     Represents entire or partial securities out on loan.

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Mid-Cap Growth Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: June 24, 2005